Intangible Assets (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Intangible Assets Subject to Amortization

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of September 30, 2023 (unaudited)			As of December 31, 2022
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$17,333	$(17,012)	$321	$17,333	$(14,883)	$2,450
Trade name	5,380	(1,490)	3,890	5,380	(1,180)	4,200
Brand name	12,774	(2,007)	10,767	12,115	(908)	11,207
Subscriber relationships	73,459	(58,028)	15,431	73,459	(47,146)	26,313
Advertiser relationships	15,965	(2,583)	13,382	15,302	(1,368)	13,934
Database	2,397	(2,066)	331	2,397	(1,753)	644
Digital content	355	(266)	89	355	(133)	222
Total intangible assets	$127,663	$(83,452)	$44,211	$126,341	$(67,371)	$58,970

Intangible assets subject to amortization consisted of the following:

	Weighted Average	As of December 31, 2022			As of December 31, 2021
	Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	5.0	$17,333	$(14,883)	$2,450	$17,579	$(11,465)	$6,114
Trade name	16.0	5,380	(1,180)	4,200	3,328	(782)	2,546
Brand name	9.5	12,115	(908)	11,207	5,175	(298)	4,877
Subscriber relationships	5.1	73,459	(47,146)	26,313	73,459	(32,623)	40,836
Advertiser relationships	9.8	15,302	(1,368)	13,934	2,240	(570)	1,670
Database	3.0	2,397	(1,753)	644	2,397	(1,104)	1,293
Digital content	2.0	355	(133)	222	-	-	-
Subtotal amortizable intangible assets		126,341	(67,371)	58,970	104,178	(46,842)	57,336
Website domain name		-	-	-	20	-	20
Total intangible assets		$126,341	$(67,371)	$58,970	$104,198	$(46,842)	$57,356

Schedule of Future Estimated Amortization expense For Intangible Assets

Estimated total amortization expense for the next five years and thereafter related to the Company’s intangible assets subject to amortization as of December 31, 2022 is as follows:

Years Ending December 31,
2023	$20,959
2024	14,472
2025	3,394
2026	3,240
2027	3,240
Thereafter	13,665
$58,970